Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Total intangible assets	¥ 23,212		¥ 17,283
Less: accumulated amortization	(14,283)		(8,917)
Less: accumulated impairment	(1,377)		0	¥ 0
Intangible assets, net	7,552		8,366		$ 1,095
Amortization expense	5,367	$ 778	4,774	3,396
Impairment losses	1,377		0	¥ 0
License of copyright
Intangible assets, net
Total intangible assets	3,530		3,530
Purchased software
Intangible assets, net
Total intangible assets	19,115		¥ 13,753
Trademark
Intangible assets, net
Total intangible assets	¥ 567